Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt
2023	$ 10,072
2024	13,429
2025	13,429
2026	13,429
2027	51,212
Total long-term debt	$ 101,571	$ 130,611